Related party transactions - Summary of Information about Key Management Personnel Remuneration (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries	$ 1,783,342	$ 539,009	$ 1,501,800	$ 231,034	$ 104,310
Share-based compensation	8,030,239	605,957	1,863,260	74,320	149,993
Fees and benefits	1,599,261	339,846	1,517,791	411,184	159,881
Total	$ 11,412,842	$ 1,484,812	$ 4,882,851	$ 716,538	$ 414,184